UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                     Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.0%
U.S. Treasury Bond 2.500%, 2/15/46	$6,580	$6,858
U.S. Treasury Note 2.000%, 2/15/25	2,980	3,118

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $9,229)		9,976

MUNICIPAL BONDS—0.5%
California—0.4%
California, State of, Build America Bonds 7.600%, 11/1/40	1,275	2,053

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	644

TOTAL MUNICIPAL BONDS (Identified Cost $2,672)		2,697

FOREIGN GOVERNMENT SECURITIES—1.1%
Argentine Republic
144A 7.500%, 4/22/26(4)	505	548
144A 7.625%, 4/22/46(4)	195	211
Hungary 6.375%, 3/29/21	355	404
Mongolia 144A 5.125%, 12/5/22(4)	410	338
Republic of Costa Rica
144A 4.375%, 4/30/25(4)	265	250
144A 7.000%, 4/4/44(4)	335	335
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490	446
Republic of Guatemala 144A 4.500%, 5/3/26(4)	415	423
Republic of Panama 3.875%, 3/17/28	495	525
Republic of Poland 3.250%, 4/6/26	325	331
Republic of South Africa 4.875%, 4/14/26	490	508
United Mexican States 4.750%, 3/8/44	905	975

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $5,193)		5,294

MORTGAGE-BACKED SECURITIES—10.9%
Agency—4.8%
FHLMC
5.000%, 7/1/35	241	269
5.000%, 12/1/35	659	743
6.000%, 6/1/37	340	394
3.500%, 11/1/44	662	698

	PAR VALUE	VALUE
Agency—(continued)
4.000%, 2/1/45	$1,064	$1,139
3.500%, 3/1/45	717	763
3.000%, 5/1/45	2,104	2,183
FNMA
6.000%, 5/1/17	3	3
4.000%, 7/1/19	6	7
6.000%, 12/1/32	51	59
6.000%, 11/1/34	452	519
5.500%, 4/1/36	6	7
5.500%, 9/1/36	221	249
6.500%, 5/1/37	369	425
6.000%, 9/1/37	15	17
5.000%, 3/1/38	224	253
5.500%, 4/1/38	182	212
5.500%, 6/1/38	263	298
6.000%, 8/1/38	124	147
5.000%, 9/1/39	283	319
5.500%, 9/1/39	1,431	1,618
4.500%, 9/1/40	579	646
3.500%, 8/1/42	878	930
3.500%, 12/1/42	812	859
3.000%, 3/1/43	735	766
3.000%, 5/1/43	421	438
3.000%, 5/1/43	1,997	2,077
3.000%, 5/1/45	1,053	1,094
3.000%, 8/1/45	361	376
3.500%, 8/1/45	1,072	1,132
3.500%, 8/1/45	484	511
3.500%, 12/1/45	186	197
3.500%, 1/1/46	927	978
3.000%, 2/1/46	1,130	1,173
3.000%, 4/1/46	1,873	1,945

		23,444

Non-Agency—6.1%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	615	658
15-SFR1, A 144A 3.467%, 4/17/52(4)	911	964
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.198%, 6/25/33(3)	410	391
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	480	504

See Notes to Schedules of Investments

1

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(3)	$192	$188
05-1, 1A1 5.500%, 2/25/35	285	286
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	180	181
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1, AF5A 5.147%, 7/25/35(3)	604	597
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.078%, 5/25/34(3)	573	568
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,435	1,502
Citigroup Commercial Mortgage Trust 07-C6, A4 5.901%, 12/10/49(3)	650	669
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	331	317
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(3)(4)	380	391
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(3)(4)	555	574
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.506%, 7/25/22(3)(4)	55	52
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.653%, 10/25/28(3)	280	282
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.988%, 8/10/45(3)	872	894
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	151	153
GSR Mortgage Loan Trust 06 -1F, 2A406 - 1F, 2A4 6.000%, 2/25/36	524	457
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	204	204
JP Morgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15 144A 5.363%, 2/11/44(4)	170	160
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	352	371
07- PW17, A4 5.694%, 6/11/50(3)	1,458	1,507

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	$419	$429
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(3)(4)	464	471
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.749%, 9/25/34(3)	496	502
16-1 A3 144A 3.500%, 4/25/45(4)	1,370	1,414
15-4, 1A4 144A 3.500%, 6/25/45(3)(4)	346	356
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.104%, 2/25/35(3)	364	330
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	361	364
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	275	306
15-C26,C 4.558%, 10/15/48(3)	300	303
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	685	721
Morgan Stanley Capital I Trust
07-T27, A4 5.820%, 6/11/42(3)	1,223	1,264
08-T29, A4 6.477%, 1/11/43(3)	1,475	1,558
07-IQ14, A4 5.692%, 4/15/49(3)	900	917
07-IQ14, AM 5.865%, 4/15/49(3)	466	465
Motel 6 Trust 15-MTL6 D 144A 4.532%, 2/5/30(4)	470	468
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	567	588
15-2A, A1 144A 3.750%, 8/25/55(3)(4)	546	572
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	278	290
Novastar Mortgage Funding Trust Series 04-4, M5 2.178%, 3/25/35(3)	545	529
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	468	469
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	274	284
14-4, A6, 144A 3.500%, 11/25/44(3)(4)	473	486
15-1, A1 144A 3.500%, 1/25/45(3)(4)	507	521
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	385	388
16-1, A1B, 144A 2.750%, 2/25/55(3)(4)	181	181
15-5, A2, 144A 3.500%, 5/25/55(3)(4)	480	489
Vericrest Opportunity Loan Trust

See Notes to Schedules of Investments

2

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	$390	$389
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	502	499
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,550	1,575
15-LC20, B 3.719%, 4/15/50	460	479
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(3)(4)	315	344
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(3)(4)	429	438

		30,259

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $52,303)		53,703

ASSET-BACKED SECURITIES—1.6%
AmeriCredit Automobile Receivables Trust
12-3, C 2.420%, 5/8/18	228	228
14-1, D 2.540%, 6/8/20	705	711
Avis Budget Rental Car Funding LLC (AESOP) 16 - 1A, A 144A 2.990%, 6/20/22(4)	500	518
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	575	573
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	721
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	532	526
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(4)	760	770
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	497	490
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	705	708
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	323	329
Santander Drive Auto Receivables Trust 12-4, C 2.940%, 12/15/17	42	42
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	211	210
Silverleaf Finance XV LLC 12-D,144A 3.000%, 3/17/25(4)	90	89

	PAR VALUE	VALUE
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	$359	$358
Taco Bell Funding LLC 16-1A, A2 144A 3.832%, 5/25/46(4)	605	612
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	751	762

TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,613)		7,647

CORPORATE BONDS AND NOTES—20.1%
Consumer Discretionary—2.8%
Aramark Services, Inc. 144A 4.750%, 6/1/26(4)	230	226
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	415	428
Boyd Gaming Corp.
9.000%, 7/1/20	225	236
6.875%, 5/15/23	230	246
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	210	195
CCO Holdings LLC
144A 5.125%, 5/1/23(4)	235	238
144A 5.750%, 2/15/26(4)	345	356
144A 5.500%, 5/1/26(4)	310	315
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	145	139
144A 5.125%, 12/15/21(4)	345	329
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	555	531
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(4)	200	212
Delphi Automotive plc 3.150%, 11/19/20	425	437
Grupo Televisa SAB 4.625%, 1/30/26	535	579
Hanesbrands, Inc.
144A 4.625%, 5/15/24(4)	55	55
144A 4.875%, 5/15/26(4)	170	171
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	425	447
M/I Homes, Inc. 6.750%, 1/15/21	265	265
MDC Holdings, Inc. 5.500%, 1/15/24	540	537
Meritor, Inc. 6.750%, 6/15/21	325	306
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(4)	60	63
MGM Resorts International 6.750%, 10/1/20	250	274
MPG Holdco I, Inc. 7.375%, 10/15/22	435	431

See Notes to Schedules of Investments

3

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
New York University 4.142%, 7/1/48	$235	$242
Newell Rubbermaid, Inc.
144A 5.000%, 11/15/23(4)	70	74
4.200%, 4/1/26	60	65
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	65	68
Penn National Gaming, Inc. 5.875%, 11/1/21	295	302
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(4)	320	320
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	641
QVC, Inc. 4.375%, 3/15/23	600	604
Scientific Games International, Inc. 6.625%, 5/15/21	295	177
SFR Group SA 144A 7.375%, 5/1/26(4)	200	198
SFR Group SA 144A 6.000%, 5/15/22(4)	245	239
Signet UK Finance plc 4.700%, 6/15/24	630	615
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(4)	400	395
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(4)	325	322
Station Casinos LLC 7.500%, 3/1/21	525	556
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(4)	215	212
Toll Brothers Finance Corp.
5.625%, 1/15/24	25	26
4.875%, 11/15/25	760	754
TRI Pointe Group, Inc. 5.875%, 6/15/24	465	475
Wyndham Worldwide Corp. 5.100%, 10/1/25	560	609

		13,910

Consumer Staples—0.7%
Anheuser-Busch Inbev Finance, Inc.
3.300%, 2/1/23	255	268
3.650%, 2/1/26	525	562
CVS Health Corp. 2.875%, 6/1/26	645	659
Flowers Foods, Inc. 4.375%, 4/1/22	600	653
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	35	38
Safeway, Inc. 7.250%, 2/1/31	335	325
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475	420
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	423	457

		3,382

Energy—1.5%
Anadarko Petroleum Corp. 6.600%, 3/15/46	205	249

	PAR VALUE	VALUE
Energy—(continued)
Antero Resources Corp. 5.625%, 6/1/23	$255	$249
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	130	124
Cimarex Energy Co. 4.375%, 6/1/24	310	324
Continental Resources, Inc.
5.000%, 9/15/22	280	274
4.500%, 4/15/23	165	155
Enbridge Energy Partners LP 4.375%, 10/15/20	90	92
Energy Transfer Partners LP
5.200%, 2/1/22	380	400
6.500%, 2/1/42	535	562
FTS International, Inc. 6.250%, 5/1/22	185	73
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	363
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	1,155	1,311
MPLX LP 144A 4.875%, 12/1/24(4)	785	765
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	460	421
Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(4)	60	61
Range Resources Corp. 5.000%, 3/15/23	335	316
Rowan Cos., Inc. 4.875%, 6/1/22	555	486
Sabine Oil & Gas Corp. 7.250%, 6/15/19(5)	510	13
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	438
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	650	648

		7,324

Financials—8.1%
Air Lease Corp. 2.625%, 9/4/18	200	200
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	295	305
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	820	841
Ally Financial, Inc. 5.750%, 11/20/25	295	297
American Campus Communities LP 3.350%, 10/1/20	70	73
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	607
Ares Capital Corp.
4.875%, 11/30/18	80	84
3.875%, 1/15/20	221	229

See Notes to Schedules of Investments

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	$595	$581
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	440	482
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	632
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	490
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	465	496
Banco Nacional de Comercio 144A 4.375%, 10/14/25(4)	340	355
Banco Santander Chile 144A 3.875%, 9/20/22(4)	430	449
Bancolombia S.A. 5.125%, 9/11/22	580	591
Bank of America Corp.
5.750%, 8/15/16	1,155	1,161
5.625%, 7/1/20	715	805
4.200%, 8/26/24	475	491
Bank of New York Mellon Corp. (The) 2.800%, 5/4/26	525	545
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	581
Berkshire Hathaway, Inc.
2.750%, 3/15/23	45	47
3.125%, 3/15/26	120	126
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	164
Capital One Financial Corp. 4.200%, 10/29/25	540	555
Citigroup, Inc.
4.050%, 7/30/22	600	634
6.250%, 12/29/49(3)	605	624
Citizens Financial Group, Inc. 5.500%, 12/29/49(3)	475	455
Compass Bank 3.875%, 4/10/25	705	677
Corporate Office Properties LP 3.600%, 5/15/23	610	593
Corrections Corp. of America 5.000%, 10/15/22	465	485
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	574
3.500%, 1/15/21	385	397
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	624
Digital Realty Trust LP 5.250%, 3/15/21	540	607
Discover Financial Services, Inc. 3.950%, 11/6/24	570	586
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	446

	PAR VALUE	VALUE
Financials—(continued)
Education Realty Operating Partnership LP 4.600%, 12/1/24	$595	$610
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	609
FS Investment Corp.
4.250%, 1/15/20	525	538
4.750%, 5/15/22	115	117
General Motors Financial Co., Inc.
4.750%, 8/15/17	315	325
4.200%, 3/1/21	235	246
3.450%, 4/10/22	85	85
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	679
5.750%, 1/24/22	875	1,017
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	375	377
4.000%, 6/1/25	625	657
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (3)(4)(7)(8)	680	700
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	175	165
ING Groep NV 6.000% (3)(7)(8)	445	419
iStar Financial, Inc. 5.000%, 7/1/19	270	253
Jefferies Group LLC 6.875%, 4/15/21	260	295
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	493
Kilroy Realty LP 4.375%, 10/1/25	550	594
Kimco Realty Corp. 3.400%, 11/1/22	535	561
Korea Finance Corp. 4.625%, 11/16/21	430	487
Leucadia National Corp. 5.500%, 10/18/23	460	468
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	627
Lincoln National Corp. 4.200%, 3/15/22	915	982
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	560
Manulife Financial Corp. 4.150%, 3/4/26	490	525
McGraw Hill Financial, Inc. 4.000%, 6/15/25	570	623
Morgan Stanley
5.500%, 7/28/21	300	343
4.350%, 9/8/26	585	612
6.375%, 7/24/42	610	823
MPT Operating Partnership LP
6.375%, 3/1/24	55	59
5.500%, 5/1/24	275	282
National Retail Properties, Inc. 4.000%, 11/15/25	170	180

See Notes to Schedules of Investments

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
PKO Finance AB 144A 4.630%, 9/26/22(4)(14)	$575	$600
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	357
5.625%, 6/15/43(3)(8)	585	607
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	477
Santander Holdings USA, Inc. 2.700%, 5/24/19	490	491
Select Income REIT 4.500%, 2/1/25	590	580
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	535	547
Sovran Acquisition LP 3.500%, 7/1/26	295	298
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	502
Trinity Acquisition plc
3.500%, 9/15/21	40	41
4.400%, 3/15/26	195	204
UBS AG 7.625%, 8/17/22	500	566
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	335
3.250%, 8/15/22	280	289
Voya Financial, Inc. 5.650%, 5/15/53(3)	870	821

		39,915

Health Care—1.6%
AbbVie, Inc.
2.850%, 5/14/23	300	303
3.600%, 5/14/25	200	210
3.200%, 5/14/26	300	303
Alere, Inc. 144A 6.375%, 7/1/23(4)	170	178
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(4)(10)	81	81
Cardinal Health, Inc.
3.200%, 3/15/23	300	313
3.750%, 9/15/25	485	528
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	25	21
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	304
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	230	233
Endo Finance LLC 144A 6.000%, 7/15/23(4)	330	292
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	539
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	103
HCA, Inc.

	PAR VALUE	VALUE
Health Care—(continued)
5.375%, 2/1/25	$450	$462
5.250%, 6/15/26	190	197
IASIS Healthcare LLC 8.375%, 5/15/19	240	232
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(4)(10)	245	246
LifePoint Health, Inc. 144A 5.375%, 5/1/24(4)	90	90
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(4)	440	412
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	255	258
Mylan NV
144A 3.000%, 12/15/18(4)	150	154
144A 3.150%, 6/15/21(4)	135	137
Owens & Minor, Inc. 3.875%, 9/15/21	110	114
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	240	245
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	295	304
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	490
Team Health, Inc. 144A 7.250%, 12/15/23(4)	20	22
Teleflex, Inc. 4.875%, 6/1/26	200	202
Tenet Healthcare Corp.
4.153%, 6/15/20(3)	115	114
4.500%, 4/1/21	330	333
Universal Health Services, Inc.
144A 4.750%, 8/1/22(4)	95	97
144A 5.000%, 6/1/26(4)	225	226
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	53
144A 5.500%, 3/1/23(4)	155	125
Zoetis, Inc. 3.450%, 11/13/20	130	134

		8,055

Industrials—1.2%
ADT Corp. (The) 6.250%, 10/15/21	375	403
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	180	181
Bombardier, Inc. 144A 4.750%, 4/15/19(4)	355	341
Carpenter Technology Corp. 4.450%, 3/1/23	560	540
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	711	758
99-2, C2 AMBC 6.236%, 3/15/20	332	352

See Notes to Schedules of Investments

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
00-1, A1 8.048%, 11/1/20	$556	$607
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	556	590
Masco Corp.
5.950%, 3/15/22	330	369
4.450%, 4/1/25	190	197
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	225	229
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(4)	200	212
Standard Industries, Inc. 144A 5.125%, 2/15/21(4)	20	20
TransDigm, Inc.
6.000%, 7/15/22	345	348
6.500%, 5/15/25	140	141
United Rentals North America, Inc. 5.500%, 7/15/25	200	198
Wheels Up
16-01, A 0.500%, 6/30/17(3)(12)	178	176
16-01, A 7.500%, 6/30/17(12)	407	403

		6,065

Information Technology—1.0%
Apple, Inc.
2.850%, 2/23/23	170	179
3.250%, 2/23/26	485	515
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.875%, 6/15/21(4)	30	31
144A 5.450%, 6/15/23(4)	105	109
144A 7.125%, 6/15/24(4)	85	89
144A 6.020%, 6/15/26(4)	100	104
144A 8.100%, 7/15/36(4)	95	102
144A 8.350%, 7/15/46(4)	110	119
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	640
Electronic Arts, Inc. 3.700%, 3/1/21	75	79
Fidelity National Information Services, Inc. 3.625%, 10/15/20	190	201
Flextronics International Ltd. 4.750%, 6/15/25	595	601
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(4)	335	350
KLA-Tencor Corp. 4.650%, 11/1/24	585	638

	PAR VALUE	VALUE
Information Technology—(continued)
NXP BV ( NXP Funding LLC) 144A 4.625%, 6/1/23(4)	$205	$209
Oracle Corp.
2.400%, 9/15/23	60	60
2.650%, 7/15/26	415	415
Verisk Analytics, Inc. 4.000%, 6/15/25	585	615
Western Digital Corp. 144A 7.375%, 4/1/23(4)	60	64

		5,120

Materials—1.0%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	810	860
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 4.625%, 5/15/23(4)	500	493
Berry Plastics Corp. 5.125%, 7/15/23	445	446
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	211
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	872
Methanex Corp. 4.250%, 12/1/24	615	550
NewMarket Corp. 4.100%, 12/15/22	649	674
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(4)	485	514
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(4)	120	122

		4,742

Telecommunication Services—1.4%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	400	394
AT&T, Inc. 3.875%, 8/15/21	1,185	1,277
CenturyLink, Inc. Series Y 7.500%, 4/1/24	360	364
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200	1,308
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240	245
Frontier Communications Corp.
6.250%, 9/15/21	315	299
10.500%, 9/15/22	70	74
Qwest Corp. 7.250%, 9/15/25	360	384
Sprint Communications, Inc. 6.000%, 11/15/22	640	507
T-Mobile USA, Inc. 6.500%, 1/15/26	265	281
Telefonica Emisiones SAU 4.570%, 4/27/23	510	565
West Corp. 144A 4.750%, 7/15/21(4)	230	229
Windstream Corp. 7.750%, 10/15/20	720	709

		6,636

See Notes to Schedules of Investments

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—0.8%
AmeriGas Partners LP 7.000%, 5/20/22	$425	$451
Dominion Resources, Inc. 2.962%, 7/1/19(3)	50	51
Electricite de France S.A. 144A 5.250% (3)(4)(7)(8)	610	583
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	666
NRG Yield Operating LLC 5.375%, 8/15/24	180	180
Southern Power Co. 4.150%, 12/1/25	665	720
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	672
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	455	435

		3,758

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $97,711)		98,907

LOAN AGREEMENTS—1.6%
Consumer Discretionary—0.2%
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	181	171
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	122	119
El Dorado Resorts, Inc. 4.250%, 7/25/22	106	107
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	242	235
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	65	65
Station Casinos LLC 3.750%, 6/8/23	182	181
U.S. Farathane LLC 5.750%, 12/23/21	331	331

		1,209

Consumer Staples—0.2%
Albertson’s LLC Trance B-4 4.500%, 8/25/21	353	353
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	465	463

		816

Energy—0.1%
Chelsea Petroleum I LLC Tranche B 5.250%, 10/28/22	281	276
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	253

		529

	PAR VALUE	VALUE
Financials—0.0%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	$206	$207

Health Care—0.4%
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	171	171
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	239	240
CHG Healthcare Services, Inc. 0.000%, 6/7/23(17)	253	253
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	184	177
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	240	240
MMM Holdings, Inc. 9.750%, 12/12/17(12)	110	85
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(12)	80	61
Multiplan, Inc. 5.000%, 6/7/23	121	122
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	197	195
Quorum Health Corp. 6.750%, 4/29/22	227	228
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	294	293

		2,065

Industrials—0.2%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	225
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	126	124
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	244	244
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	355	342

		935

Information Technology—0.3%
First Data Corp.
Tranche 2021, 4.452%, 3/24/21	517	516
Tranche 2022 B, 4.202%, 7/8/22	361	358
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	214	215
On Semiconductor 5.250%, 3/31/23	124	125
SS&C Technologies Holdings Europe S.A.R.L.
Tranche B-1, 4.000%, 7/8/22	132	132
Tranche B-2, 4.000%, 7/8/22	18	18

		1,364

See Notes to Schedules of Investments

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—0.0%
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	$15		$15
PolyOne Corp. 3.500%, 11/11/22	137		137

			152

Telecommunication Services—0.1%
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	247		248

Utilities—0.1%
NRG Energy, Inc. 0.000%, 6/14/23(17)	610		607

TOTAL LOAN AGREEMENTS (Identified Cost $8,234)			8,132

	SHARES		VALUE
PREFERRED STOCKS—1.2%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(9)	607

Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(9)	452
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	345	(9)	344
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(9)	512
JPMorgan Chase & Co. Series Z, 5.300%(3)	110	(9)	110
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(9)	469
Wells Fargo & Co. Series K, 7.980%(3)	730	(9)	764
XLIT Ltd. Series E, 6.50%(3)	730	(9)	507
Zions Bancorp. 6.950%(3)	23,200		696

			3,854

Industrials—0.3%
General Electric Co. Series D, 5.000%(3)	1,273	(9)	1,353

TOTAL PREFERRED STOCKS (Identified Cost $5,751)			5,814

COMMON STOCKS—56.9%
Consumer Discretionary—9.5%
Bridgestone Corp. ADR	87,800		1,402
Ctrip.Com International Ltd. ADR(2)	34,470		1,420
Five Below, Inc.(2)	97,000		4,502

	SHARES	VALUE
Consumer Discretionary—(continued)
Fuji Heavy Industries Ltd. ADR	21,650	$1,482
Garmin Ltd.	26,000	1,103
Harley-Davidson, Inc.	25,000	1,132
Home Depot, Inc. (The)	33,000	4,214
Mattel, Inc.	35,000	1,095
McDonald’s Corp.	35,000	4,212
Mohawk Industries, Inc.(2)	23,000	4,364
Omnicom Group, Inc.	13,000	1,059
RELX plc Sponsored ADR(15)	116,450	2,178
Scripps Networks Interactive, Inc. Class A	17,000	1,059
Sony Corp. Sponsored ADR	71,420	2,096
Target Corp.	63,000	4,399
Time Warner, Inc.	59,000	4,339
Viacom, Inc. Class B	107,000	4,437
WPP plc Sponsored ADR	20,530	2,146

		46,639

Consumer Staples—5.1%
Archer-Daniels-Midland Co.	105,000	4,503
British American Tobacco plc Sponsored ADR	18,440	2,388
Heineken NV ADR	50,270	2,329
Marine Harvest ASA Sponsored ADR(15)	138,220	2,336
PepsiCo, Inc.	43,000	4,555
Pilgrim’s Pride Corp.	168,000	4,281
Wal-Mart Stores, Inc.	63,000	4,600

		24,992

Energy—2.9%
Columbia Pipeline Partners LP	124,000	1,860
Devon Energy Corp.	62,000	2,247
Helmerich & Payne, Inc.(15)	17,000	1,141
Newfield Exploration Co.(2)	55,000	2,430
Schlumberger Ltd.	34,000	2,689
Statoil ASA Sponsored ADR(15)	118,570	2,052
Technip SA ADR	125,130	1,695

		14,114

Financials—6.8%
American International Group, Inc.	25,880	1,369
Aviva plc Sponsored ADR(15)	137,640	1,471
BlackRock, Inc.	12,400	4,247
JPMorgan Chase & Co.	72,000	4,474
Lincoln National Corp.	104,000	4,032
Mitsubishi Estate Co. Ltd. ADR	98,520	1,800

See Notes to Schedules of Investments

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
ORIX Corp. Sponsored ADR	34,590	$2,211
Progressive Corp. (The)	135,000	4,523
Prudential Financial, Inc.	58,000	4,138
Unibail-Rodamco SE ADR	52,270	1,338
Wells Fargo & Co.	89,000	4,212

		33,815

Health Care—7.6%
Abbott Laboratories	117,000	4,599
Allergan plc(2)	11,640	2,690
Becton, Dickinson & Co.	26,000	4,409
Danaher Corp.	43,000	4,343
Gilead Sciences, Inc.	53,000	4,421
HCA Holdings, Inc.(2)	56,000	4,313
Johnson & Johnson	36,000	4,367
Shire plc ADR	11,030	2,031
Teva Pharmaceutical Industries Ltd. Sponsored ADR	35,160	1,766
UnitedHealth Group, Inc.	32,000	4,518

		37,457

Industrials—7.2%
Airbus Group Se ADR	133,670	1,928
Boeing Co. (The)	33,000	4,286
Eaton Corp. plc	71,000	4,241
Emerson Electric Co.	84,000	4,381
Fluor Corp.	88,000	4,337
General Dynamics Corp.	31,000	4,316
Nidec Corp. Sponsored ADR	121,360	2,282
Southwest Airlines Co.	101,000	3,960
United Parcel Service, Inc. Class B	42,000	4,524
W.W. Grainger, Inc.	5,000	1,136

		35,391

Information Technology—11.6%
Alibaba Group Holding Ltd. Sponsored ADR(2)(15)	56,000	4,454
Alphabet, Inc. Class C(2)	5,900	4,083
Analog Devices, Inc.	77,000	4,361
Apple, Inc.	46,000	4,398
Broadcom Ltd.	13,120	2,039
Check Point Software Technologies Ltd.(2)	16,280	1,297
Cisco Systems, Inc.	152,000	4,361
Facebook, Inc. Class A(2)	36,000	4,114
Lam Research Corp.	13,000	1,093

	SHARES	VALUE
Information Technology—(continued)
MasterCard, Inc. Class A	46,000	$4,051
Microsoft Corp.	83,000	4,247
NXP Semiconductors NV(2)	21,960	1,720
Paychex, Inc.	75,000	4,463
QUALCOMM, Inc.	81,000	4,339
salesforce.com, Inc.(2)	54,000	4,288
SAP SE Sponsored ADR(15)	27,380	2,054
Tencent Holdings Ltd. ADR	73,177	1,681

		57,043

Materials—2.9%
Agnico Eagle Mines Ltd.	58,080	3,107
Alcoa, Inc.	443,000	4,107
Randgold Resources Ltd. ADR(15)	26,330	2,950
Westrock Co.	108,000	4,198

		14,362

Telecommunication Services—2.6%
KDDI Corp. ADR	192,640	2,917
Nippon Telegraph & Telephone Corp. ADR	44,920	2,115
Spark New Zealand Ltd. Sponsored ADR	160,190	2,008
Verizon Communications, Inc.	79,000	4,411
Vodafone Group plc Sponsored ADR	54,100	1,671

		13,122

Utilities—0.7%
National Grid plc Sponsored ADR	19,730	1,466
Veolia Environnement S.A. ADR	85,360	1,850

		3,316

TOTAL COMMON STOCKS (Identified Cost $245,466)		280,251

EXCHANGE-TRADED FUND—0.9%
Vaneck Vectors Gold Miners(11)	159,000	4,404

TOTAL EXCHANGE-TRADED FUND (Identified Cost $3,818)		4,404

AFFILIATED MUTUAL FUND—0.7%
Virtus Credit Opportunities Fund Class R6(11)	357,054	3,446

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,569)		3,446

TOTAL LONG TERM INVESTMENTS—97.5% (Identified Cost $441,559)		480,271	(13)

See Notes to Schedules of Investments

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(11)	1,077,959	$1,078

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,078)		1,078

SECURITIES LENDING COLLATERAL—2.9%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(11)(16)	14,461,255	14,461

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $14,461)		14,461

TOTAL INVESTMENTS—100.6% (Identified Cost $457,098)		495,810	(1)
Other assets and liabilities, net—(0.6)%		(3,016)

NET ASSETS—100.0%		$492,794

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $52,756 or 10.7% of net assets.

(5)	Security in default, no interest payments are being received.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.

(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.
(12)	Illiquid security.
(13)	All or a portion of the portfolio is segregated as collateral for a delayed delivery security.
(14)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(15)	All or a portion of security is on loan.
(16)	Represents security purchased with cash collateral received for securities on loan.
(17)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

See Notes to Schedules of Investments

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	81%
Japan	3
United Kingdom	3
China	2
Canada	1
France	1
Netherlands	1
Other	8

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,647	$—	$7,647	$—
Corporate Bonds and Notes	98,907	—	98,315	592
Foreign Government Securities	5,294	—	5,294	—
Loan Agreements	8,132	—	7,986	146
Mortgage-Backed Securities	53,703	—	53,703	—
Municipal Bonds	2,697	—	2,697	—
U.S. Government Securities	9,976	—	9,976	—
Equity Securities:
Affiliated Mutual Fund	3,446	3,446	—	—
Common Stocks Exchange-Traded Fund	280,251 4,404	280,251 4,404	— —	— —
Preferred Stocks	5,814	696	5,118	—
Securities Lending Collateral	14,461	14,461	—	—
Short-Term Investment	1,078	1,078	—	—

Total Investments	$495,810	$304,336	$190,736	$738

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes		Loan Agreements
Balance as of March 31, 2016	$694	$—		$694
Accrued discount/(premium)	— (c)	—	(c)	— (c)
Realized Gain (loss)	3	—		3
Change in unrealized appreciation (depreciation)	103	—		103
Purchases	982	982		—
Sales(b)	(710)	(403)		(307)
Transfers into Level 3(a)(d)	159	13		146
Transfers from Level 3(a)(d)	(493)	—		(493)

Balance as of June 30, 2016(e)	$738	$592		$146

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.
(e)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—16.4%
Big Lots, Inc.	127,630	$6,396
Johnson Controls, Inc.	127,970	5,664
Macy’s, Inc.	142,650	4,794
Mattel, Inc.	88,430	2,767
Target Corp.	141,450	9,876
TJX Cos., Inc. (The)	122,660	9,473

		38,970

Consumer Staples—8.7%
ConAgra Foods, Inc.	268,610	12,842
Koninklijke Ahold NV Sponsored ADR	354,319	7,837

		20,679

Energy—12.7%
Devon Energy Corp.	215,880	7,826
Nabors Industries Ltd.	507,462	5,100
Occidental Petroleum Corp.	96,300	7,276
ONEOK, Inc.	209,040	9,919

		30,121

Financials—3.6%
Weyerhaeuser Co. REIT	288,740	8,596

Industrials—24.4%
Emerson Electric Co.	126,959	6,622
HD Supply Holdings, Inc.(2)	261,850	9,118
Hertz Global Holdings, Inc.(2)	712,400	7,886
Owens Corning, Inc.	144,670	7,453
Raytheon Co.	72,060	9,797
Republic Services, Inc.	170,832	8,765
SPX Flow, Inc.(2)	81,450	2,124
USG Corp.(2)	229,270	6,181

		57,946

Materials—28.8%
Alcoa, Inc.	986,490	9,145
Allegheny Technologies, Inc.(3)	398,640	5,082
Ball Corp.	95,390	6,896
Crown Holdings, Inc.(2)	160,750	8,145
Dow Chemical Co. (The)	146,920	7,303
FMC Corp.	142,860	6,616
International Paper Co.	239,330	10,143
Owens-Illinois, Inc.(2)	597,930	10,769

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	97,890	$4,500

		68,599

Utilities—4.8%
Dominion Resources, Inc.	146,260	11,398

TOTAL COMMON STOCKS (Identified Cost $175,295)		236,309

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $175,295)		236,309

SECURITIES LENDING COLLATERAL—2.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(4)(5)	4,920,515	4,921

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $4,921)		4,921

TOTAL INVESTMENTS—101.5% (Identified Cost $180,216)		241,230	(1)
Other assets and liabilities, net—(1.5)%		(3,610)

NET ASSETS—100.0%		$237,620

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	95%
Netherlands	3
Bermuda	2

Total	100%

† % of total investments as of June 30, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$236,309	$236,309
Securities Lending Collateral	4,921	4,921

Total Investments	$241,230	$241,230

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—99.2%
Consumer Staples Select Sector SPDR Fund	229,466	$12,655
Energy Select Sector SPDR Fund	188,134	12,838
Health Care Select Sector SPDR Fund	178,042	12,769
Materials Select Sector SPDR Fund	268,041	12,421
PowerShares S&P 500 Low Volatility Portfolio	1,295,133	55,419
Utilities Select Sector SPDR Fund	249,606	13,097
Vanguard S&P 500 ETF(3)	191,996	36,906

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $150,750)		156,105

	CONTRACTS
PURCHASED OPTIONS—0.0%
Call Options—0.0%
S&P 500® Index expiration 07/01/16 strike price $2,250	314	—
S&P 500® Index expiration 07/06/16 strike price $2,275	170	—
S&P 500® Index expiration 07/08/16 strike price $2,250	348	2
S&P 500® Index expiration 07/13/16 strike price $2,200	213	4

		6

Put Options—0.0%
S&P 500® Index expiration 07/01/16 strike price $1,865	314	1
S&P 500® Index expiration 07/06/16 strike price $1,875	170	3
S&P 500® Index expiration 07/08/16 strike price $1,835	348	9
S&P 500® Index expiration 07/13/16 strike price $1,920	213	21

		34

TOTAL PURCHASED OPTIONS—0.0% (Premiums Paid $320)		40

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $151,070)		156,145

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.2% (Identified Cost $151,070)		156,145	(1)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%
Call Options—(0.0)%
S&P 500® Index expiration 07/01/16 strike price $2,185	314	$(2)
S&P 500® Index expiration 07/06/16 strike price $2,220	170	(1)
S&P 500® Index expiration 07/08/16 strike price $2,190	348	(3)
S&P 500® Index expiration 07/13/16 strike price $2,150	213	(31)

		(37)

Put Options—(0.1)%
S&P 500® Index expiration 07/01/16 strike price $1,930	314	(2)
S&P 500® Index expiration 07/06/16 strike price $1,940	170	(4)
S&P 500® Index expiration 07/08/16 strike price $1,895	348	(12)
S&P 500® Index expiration 07/13/16 strike price $1,970	213	(43)

		(61)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $598)		(98	)(1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.1% (Identified Cost $150,472)		156,047

Other assets and liabilities, net—0.9%		1,344

NET ASSETS—100.0%		$157,391

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(3)	All or a portion segregated as collateral for written options.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Exchange-Traded Funds	$156,105	$156,105	$—
Purchased Options	40	19	21

Total Investments before written options	$156,145	$156,124	$21

Liabilities:
Equity Securities:
Written Options	$(98)	$(98)	$—

Total Investments net of written options	$156,047	$156,026	$21

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%
Consumer Discretionary—10.6%
Ross Stores, Inc.	37,446	$2,123
TripAdvisor, Inc.(2)	23,209	1,492
Wynn Resorts Ltd.	15,968	1,447

		5,062

Consumer Staples—6.3%
Church & Dwight Co., Inc.	10,611	1,092
Monster Beverage Corp.(2)	11,790	1,895

		2,987

Energy—5.3%
Core Laboratories N.V.(3)	11,787	1,460
Dril-Quip, Inc.(2)	18,385	1,074

		2,534

Financials—15.3%
Bank of The Ozarks, Inc.	43,795	1,643
First Financial Bancshares, Inc.	40,385	1,324
Moody’s Corp.	10,290	964
RLI Corp.	21,307	1,466
Signature Bank(2)	15,294	1,911

		7,308

Health Care—16.5%
Cooper Cos, Inc. (The)	9,108	1,563
DENTSPLY SIRONA, Inc.	31,510	1,955
Edwards Lifesciences Corp.(2)	10,872	1,084
Globus Medical, Inc. Class A(2)	56,475	1,346
Zoetis, Inc.	40,079	1,902

		7,850

Industrials—25.2%
Ametek, Inc.	36,335	1,680
Equifax, Inc.	13,879	1,782
Exponent, Inc.	25,230	1,474
Graco, Inc.	18,630	1,472
Nordson Corp.	23,615	1,974
Rockwell Collins, Inc.	22,308	1,899
WABCO Holdings, Inc.(2)	18,765	1,718

		11,999

Information Technology—17.1%
Amphenol Corp. Class A	30,892	1,771

	SHARES	VALUE
Information Technology—(continued)
Aspen Technology, Inc.(2)	44,960	$1,809
Broadridge Financial Solutions, Inc.	25,330	1,652
Intuit, Inc.	13,106	1,463
Skyworks Solutions, Inc.	22,570	1,428

		8,123

Materials—2.5%
International Flavors & Fragrances, Inc.	9,380	1,183

TOTAL COMMON STOCKS (Identified Cost $43,808)		47,046

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $43,808)		47,046

SECURITIES LENDING COLLATERAL—2.7%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(4)(5)	1,268,237	1,268

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,268)		1,268

TOTAL INVESTMENTS—101.5% (Identified Cost $45,076)		48,314	(1)
Other assets and liabilities, net—(1.5)%		(703)

NET ASSETS—100.0%		$47,611

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$47,046	$47,046
Securities Lending Collateral	1,268	1,268

Total Investments	$48,314	$48,314

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—23.3%
Ctrip.Com International Ltd. ADR(2)	45,715	$1,883
Discovery Communications, Inc. Class A(2)	50,900	1,284
Domino’s Pizza, Inc.	22,115	2,906
Expedia, Inc.	13,241	1,408
Netflix, Inc.(2)	27,075	2,477
Pool Corp.	28,655	2,694
Ross Stores, Inc.	33,465	1,897
TripAdvisor, Inc.(2)	21,385	1,375
Under Armour, Inc. Class A(2)(3)	17,675	709
Under Armour, Inc. Class C(2)	18,158	661
Wynn Resorts Ltd.	26,105	2,366

		19,660

Consumer Staples—14.7%
Brown-Forman Corp. Class B	23,370	2,331
Chefs’ Warehouse, Inc. (The)(2)	68,995	1,104
McCormick & Co., Inc.	21,665	2,311
Mead Johnson Nutrition Co.	22,740	2,064
Monster Beverage Corp.(2)	28,555	4,589

		12,399

Energy—5.8%
Cabot Oil & Gas Corp.	65,235	1,679
Core Laboratories N.V.(3)	16,305	2,020
Oceaneering International, Inc.	38,510	1,150

		4,849

Financials—7.9%
Financial Engines, Inc.	37,465	969
MarketAxess Holdings, Inc.	20,860	3,033
Morningstar, Inc.	22,295	1,824
Northern Trust Corp.	12,360	819

		6,645

Health Care—9.1%
BioMarin Pharmaceutical, Inc.(2)	14,330	1,115
DENTSPLY SIRONA, Inc.	37,100	2,302
Diplomat Pharmacy, Inc.(2)	26,410	924
Healthequity, Inc.(2)	54,610	1,659
Zoetis, Inc.	36,055	1,711

		7,711

	SHARES	VALUE
Industrials—9.0%
Kansas City Southern	15,185	$1,368
Middleby Corp. (The)(2)	16,640	1,918
MSC Industrial Direct Co., Inc. Class A	22,710	1,602
Proto Labs, Inc.(2)	21,435	1,234
Roper Technologies, Inc.	8,760	1,494

		7,616

Information Technology—30.1%
Amphenol Corp. Class A	45,070	2,584
Autohome, Inc. ADR(2)	39,545	795
CoStar Group, Inc.(2)	10,705	2,341
Ellie Mae, Inc.(2)	44,520	4,080
Fair Isaac Corp.	8,415	951
First Solar, Inc.(2)	16,110	781
Fleetmatics Group plc(2)	39,950	1,731
Gartner, Inc.(2)	26,915	2,622
MercadoLibre, Inc.	20,570	2,894
Palo Alto Networks, Inc.(2)	7,075	868
Paycom Software, Inc.(2)	45,975	1,987
Workday, Inc. Class A(2)	21,820	1,629
Yandex NV Class A(2)	97,090	2,121

		25,384

TOTAL COMMON STOCKS (Identified Cost $62,734)		84,264

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $62,734)		84,264

SECURITIES LENDING COLLATERAL—3.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(4)(5)	2,705,028	2,705

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,705)		2,705

TOTAL INVESTMENTS—103.1% (Identified Cost $65,439)		86,969	(1)
Other assets and liabilities, net—(3.1)%		(2,593)

NET ASSETS—100.0%		$84,376

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

1

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	95%
China	3
Russia	2

Total	100%

†	% of total investments as of June 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$84,264	$84,264
Securities Lending Collateral	2,705	2,705

Total Investments	$86,969	$86,969

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%
Consumer Discretionary—9.2%
Las Vegas Sands Corp.	16,507	$718
Lowe’s Cos., Inc.	37,862	2,997
TJX Cos., Inc. (The)	29,857	2,306

		6,021

Consumer Staples—10.5%
General Mills, Inc.	20,931	1,493
Hormel Foods Corp.	49,930	1,827
Kimberly-Clark Corp.	11,470	1,577
Philip Morris International, Inc.	19,411	1,975

		6,872

Energy—10.2%
Core Laboratories N.V.(2)	13,805	1,711
Exxon Mobil Corp.	16,737	1,569
Halliburton Co.	39,461	1,787
Occidental Petroleum Corp.	21,204	1,602

		6,669

Financials—21.3%
Charles Schwab Corp. (The)	39,873	1,009
CME Group, Inc.	21,075	2,053
Marsh & McLennan Cos., Inc.	40,678	2,785
Northern Trust Corp.	11,012	730
PNC Financial Services Group, Inc. (The)	21,738	1,769
Travelers Cos., Inc. (The)	27,796	3,309
U.S. Bancorp	58,036	2,340

		13,995

Health Care—13.8%
Amgen, Inc.	9,730	1,480
Medtronic plc	26,044	2,260
Patterson Cos., Inc.	37,079	1,776
Roche Holding AG Sponsored ADR	51,671	1,703
Zoetis, Inc.	38,455	1,825

		9,044

Industrials—12.3%
3M Co.	12,520	2,192
Honeywell International, Inc.	19,088	2,220
Illinois Tool Works, Inc.	16,206	1,688
Waste Management, Inc.	29,768	1,973

		8,073

	SHARES	VALUE
Information Technology—10.2%
Accenture plc Class A	15,073	$1,708
Analog Devices, Inc.	26,671	1,511
Automatic Data Processing, Inc.	19,097	1,754
Broadridge Financial Solutions, Inc.	26,794	1,747

		6,720

Materials—6.2%
International Flavors & Fragrances, Inc.	18,006	2,270
PPG Industries, Inc.	17,176	1,789

		4,059

Utilities—4.9%
WEC Energy Group, Inc.	49,241	3,215

TOTAL COMMON STOCKS (Identified Cost $48,013)		64,668

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $48,013)		64,668

SECURITIES LENDING COLLATERAL—2.6%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(3)(4)	1,688,194	1,688

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,688)		1,688

TOTAL INVESTMENTS—101.2% (Identified Cost $49,701)		66,356	(1)
Other assets and liabilities, net—(1.2)%		(819)

NET ASSETS—100.0%		$65,537

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$64,668	$64,668
Securities Lending Collateral	1,688	1,688

Total Investments	$66,356	$66,356

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.1%
Consumer Discretionary—10.7%
Cheesecake Factory, Inc. (The)	192,200	$9,252
Cinemark Holdings, Inc.	319,400	11,645
Thor Industries, Inc.	117,000	7,575

		28,472

Consumer Staples—9.0%
National Beverage Corp.(2)	195,004	12,248
Village Super Market, Inc. Class A	92,800	2,681
WD-40 Co.	77,154	9,062

		23,991

Energy—3.0%
Core Laboratories N.V.	64,000	7,929

Financials—23.1%
Artisan Partners Asset Management, Inc. Class A	259,700	7,189
Bank of Hawaii Corp.	146,300	10,065
First Financial Bancshares, Inc.	200,000	6,558
HFF, Inc. Class A	265,500	7,668
Primerica, Inc.	192,700	11,030
RE/MAX Holdings, Inc. Class A	239,000	9,622
RLI Corp.	133,312	9,169

		61,301

Health Care—3.8%
Patterson Cos., Inc.	213,500	10,225

Industrials—20.1%
CEB, Inc.	140,982	8,696
CLARCOR, Inc.	76,500	4,653
G&K Services, Inc. Class A	79,683	6,101
Graco, Inc.	136,017	10,744
Landstar System, Inc.	153,028	10,507
RBC Bearings, Inc.(2)	117,300	8,504
Sun Hydraulics Corp.	140,000	4,157

		53,362

Information Technology—23.4%
American Software, Inc. Class A	459,391	4,815
Badger Meter, Inc.	132,817	9,700
Cabot Microelectronics Corp.	146,700	6,211
Cass Information Systems, Inc.	171,319	8,857

	SHARES	VALUE
Information Technology—(continued)
Cognex Corp.	126,456	$5,450
Jack Henry & Associates, Inc.	118,450	10,337
Monotype Imaging Holdings, Inc.	365,299	8,997
Syntel, Inc.(2)	175,486	7,943

		62,310

TOTAL COMMON STOCKS (Identified Cost $180,145)		247,590

TOTAL LONG TERM INVESTMENTS—93.1% (Identified Cost $180,145)		247,590

SHORT-TERM INVESTMENT—4.5%
Money Market Mutual Fund—4.5%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)(3)	12,015,851	12,016

TOTAL SHORT-TERM INVESTMENT (Identified Cost $12,016)		12,016

TOTAL INVESTMENTS—97.6% (Identified Cost $192,161)		259,606	(1)
Other assets and liabilities, net—2.4%		6,277

NET ASSETS—100.0%		$265,883

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$247,590	$247,590
Short-Term Investment	12,016	12,016

Total Investments	$259,606	$259,606

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.2%
Consumer Discretionary—5.8%
NVR, Inc.(2)	5,488	$9,771
Pool Corp.	108,550	10,207

		19,978

Consumer Staples—4.5%
Chefs’ Warehouse, Inc. (The)(2)	265,434	4,247
PriceSmart, Inc.	122,700	11,481

		15,728

Energy—7.4%
Core Laboratories N.V.(3)	102,200	12,661
Dril-Quip, Inc.(2)	219,200	12,808

		25,469

Financials—20.4%
Artisan Partners Asset Management, Inc. Class A	361,800	10,014
FactSet Research Systems, Inc.	45,600	7,361
HFF, Inc. Class A	321,300	9,279
MarketAxess Holdings, Inc.	114,532	16,653
Primerica, Inc.	295,400	16,909
RLI Corp.	151,108	10,393

		70,609

Health Care—6.1%
Abaxis, Inc.	302,800	14,301
Computer Programs & Systems, Inc.(3)	173,400	6,922

		21,223

Industrials—28.3%
Copart, Inc.(2)	279,000	13,674
Donaldson Co., Inc.	224,400	7,710
Exponent, Inc.	209,326	12,227
Graco, Inc.	141,400	11,169
Landstar System, Inc.	232,100	15,936
RBC Bearings, Inc.(2)	117,148	8,493
Teledyne Technologies, Inc.(2)	149,100	14,768
Toro Co. (The)	155,800	13,742

		97,719

Information Technology—18.7%
Aspen Technology, Inc.(2)	292,800	11,782
Autohome, Inc. ADR(2)	480,000	9,653

	SHARES	VALUE
Information Technology—(continued)
CDW Corp.	364,300	$14,601
Jack Henry & Associates, Inc.	120,700	10,534
Shutterstock, Inc.(2)(3)	392,900	17,995

		64,565

Materials—2.0%
AptarGroup, Inc.	86,700	6,861

TOTAL COMMON STOCKS (Identified Cost $255,975)		322,152

TOTAL LONG TERM INVESTMENTS—93.2% (Identified Cost $255,975)		322,152

SHORT-TERM INVESTMENT—4.4%
Money Market Mutual Fund—4.4%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(5)	15,164,175	15,164

TOTAL SHORT-TERM INVESTMENT (Identified Cost $15,164)		15,164

SECURITIES LENDING COLLATERAL—6.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.430%)(4)(5)	23,674,536	23,675

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $23,675)		23,675

TOTAL INVESTMENTS—104.5% (Identified Cost $294,814)		360,991	(1)
Other assets and liabilities, net—(4.5)%		(15,404)

NET ASSETS—100.0%		$345,587

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$322,152	$322,152
Securities Lending Collateral	23,675	23,675
Short-Term Investment	15,164	15,164

Total Investments	$360,991	$360,991

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.9%
Consumer Discretionary—12.1%
Fox Factory Holding Corp.(2)	667,473	$11,594
Monro Muffler Brake, Inc.	96,600	6,140
Ollie’s Bargain Outlet Holdings, Inc.(2)(3)	559,900	13,936

		31,670

Consumer Staples—8.0%
Chefs’ Warehouse, Inc. (The)(2)	757,200	12,115
PriceSmart, Inc.	94,400	8,833

		20,948

Financials—11.3%
FactSet Research Systems, Inc.	57,550	9,290
Financial Engines, Inc.	84,451	2,185
MarketAxess Holdings, Inc.	62,000	9,015
Morningstar, Inc.	111,928	9,153

		29,643

Health Care—8.4%
Abaxis, Inc.	258,700	12,218
National Research Corp. Class A	712,682	9,764

		21,982

Industrials—15.9%
AAON, Inc.	230,604	6,344
Copart, Inc.(2)	204,050	10,001
Heartland Express, Inc.	206,600	3,593
HEICO Corp. Class A	222,033	11,912
HUB Group, Inc. Class A(2)	58,100	2,229
Omega Flex, Inc.	197,934	7,529

		41,608

Information Technology—32.3%
ANSYS, Inc.(2)	63,900	5,799
Aspen Technology, Inc.(2)	336,900	13,557
Autohome, Inc. ADR(2)	518,300	10,423
Ellie Mae, Inc.(2)	98,950	9,069
MercadoLibre, Inc.	53,700	7,554
Mesa Laboratories, Inc.	30,100	3,702
NVE Corp.	198,200	11,624
Paycom Software, Inc.(2)	76,000	3,284
Shutterstock, Inc.(2)(3)	427,600	19,584

		84,596

	SHARES	VALUE
Materials—2.9%
UFP Technologies, Inc.(2)	344,056	$7,755

TOTAL COMMON STOCKS (Identified Cost $195,149)		238,202

TOTAL LONG TERM INVESTMENTS—90.9% (Identified Cost $195,149)		238,202

SHORT-TERM INVESTMENT—9.3%
Money Market Mutual Fund—9.3%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.380%)(5)	24,304,817	24,305

TOTAL SHORT-TERM INVESTMENT (Identified Cost $24,305)		24,305

SECURITIES LENDING COLLATERAL—5.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.430%)(4)(5)	13,314,550	13,315

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $13,315)		13,315

TOTAL INVESTMENTS—105.3% (Identified Cost $232,769)		275,822	(1)
Other assets and liabilities, net—(5.3)%		(13,813)

NET ASSETS—100.0%		$262,009

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$238,202	$238,202
Securities Lending Collateral	13,315	13,315
Short-Term Investment	24,305	24,305

Total Investments	$275,822	$275,822

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—27.1%
Amazon.com, Inc.(2)	23,062	$16,504
Ctrip.Com International Ltd. ADR(2)	93,100	3,836
Home Depot, Inc. (The)	99,445	12,698
Las Vegas Sands Corp.	249,413	10,847
Netflix, Inc.(2)	80,510	7,365
NIKE, Inc. Class B	269,980	14,903
Priceline Group, Inc. (The)(2)	9,536	11,905
Ross Stores, Inc.	180,716	10,245
Starbucks Corp.	290,011	16,565
TripAdvisor, Inc.(2)	131,051	8,426

		113,294

Consumer Staples—14.0%
Colgate-Palmolive Co.	83,947	6,145
Costco Wholesale Corp.	57,157	8,976
Estee Lauder Cos., Inc. (The) Class A	58,287	5,305
Mead Johnson Nutrition Co.	102,635	9,314
Monster Beverage Corp.(2)	99,741	16,029
Philip Morris International, Inc.	123,267	12,539

		58,308

Energy—5.4%
Cabot Oil & Gas Corp.	177,311	4,564
Core Laboratories N.V.(3)	60,909	7,546
Pioneer Natural Resources Co.	37,700	5,701
Schlumberger Ltd.	60,475	4,782

		22,593

Financials—1.0%
Charles Schwab Corp. (The)	169,498	4,290

Health Care—14.6%
Amgen, Inc.	20,240	3,080
BioMarin Pharmaceutical, Inc.(2)	90,526	7,043
Bristol-Myers Squibb Co.	191,286	14,069
Celgene Corp.(2)	111,552	11,002
Danaher Corp.	92,712	9,364
Gilead Sciences, Inc.	102,584	8,558
Zoetis, Inc.	165,957	7,876

		60,992

Industrials—2.2%
Roper Technologies, Inc.	54,179	9,241

	SHARES	VALUE
Information Technology—33.2%
Accenture plc Class A	64,878	$7,350
Alibaba Group Holding Ltd. Sponsored ADR(2)(3)	174,960	13,915
Alphabet, Inc. Class A(2)	15,157	10,663
Amphenol Corp. Class A	197,618	11,329
Apple, Inc.	45,770	4,376
CoStar Group, Inc.(2)	37,021	8,095
Facebook, Inc. Class A(2)	344,960	39,422
Fleetmatics Group plc(2)	132,443	5,739
Paycom Software, Inc.(2)	125,422	5,420
Visa, Inc. Class A	201,354	14,934
Workday, Inc. Class A(2)	112,791	8,422
Yandex NV Class A(2)	413,374	9,032

		138,697

Materials—1.9%
Ecolab, Inc.	67,566	8,013

TOTAL COMMON STOCKS (Identified Cost $275,309)		415,428

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $275,309)		415,428

SECURITIES LENDING COLLATERAL—4.9%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(4)(5)	20,549,727	20,550

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $20,550)		20,550

TOTAL INVESTMENTS—104.3% (Identified Cost $295,859)		435,978	(1)
Other assets and liabilities, net—(4.3)%		(18,075)

NET ASSETS—100.0%		$417,903

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
China	4
Russia	2

Total	100%

† % of total investments as of June 30, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$415,428	$415,428
Securities Lending Collateral	20,550	20,550

Total Investments	$435,978	$435,978

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BOND—0.0%
Illinois—0.0%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	$45		$49

TOTAL MUNICIPAL BOND (Identified Cost $45)			49

FOREIGN GOVERNMENT SECURITIES—4.2%
Argentine Republic
144A 7.500%, 4/22/26(4)	300		325
Series NY, 8.280%, 12/31/33	294		329
144A 7.125%, 7/6/36(4)	150		150
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	35		18
RegS 7.750%, 10/13/19(5)	34		15
RegS 8.250%, 10/13/24(5)	140		59
7.650%, 4/21/25	320		132
9.375%, 1/13/34	245		107
Federative Republic of Brazil
8.500%, 1/5/24	390	BRL	106
Treasury Note Series F 10.000%, 1/1/25	230		64
5.625%, 1/7/41	140		136
Hungary 6.375%, 3/29/21	130		148
Mongolia 144A 5.125%, 12/5/22(4)	200		165
Oman Government International Bond 144A 4.750%, 6/15/26(4)	235		233
Provincia de Buenos Aires 7.875%, 6/15/27	235		242
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(4)	150		165
Republic of Azerbaijan 144A 4.750%, 3/18/24(4)	200		202
Republic of Chile 5.500%, 8/5/20	95,000	CLP	152
Republic of Colombia
4.375%, 3/21/23	386,000	COP	113
9.850%, 6/28/27	340,000	COP	139
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		200
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		194
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		237
Republic of Ghana RegS 10.750%, 10/14/30(5)	200		211
Republic of Guatemala 144A 4.500%, 5/3/26(4)	200		204
Republic of Indonesia Series FR56, 8.375%, 9/15/26	2,459,000	IDR	197
Republic of Peru 4.125%, 8/25/27	115		127

	PAR VALUE		VALUE
Republic of Poland 3.250%, 4/6/26	$100		$102
Republic of South Africa
Series R203, 8.250%, 9/15/17	1,125	ZAR	77
Series R208, 6.750%, 3/31/21	1,820	ZAR	116
5.875%, 9/16/25	200		223
Republic of Turkey 9.000%, 3/8/17	250	TRY	87
Russian Federation 144A 7.850%, 3/10/18(4)	10,000	RUB	153
South Africa Government International Bond 4.665%, 1/17/24	100		103
Turkey Government International Bond
6.250%, 9/26/22	200		226
4.875%, 4/16/43	200		195
Ukraine 144A 7.750%, 9/1/26(4)	160		152
United Mexican States
Series M, 6.500%, 6/9/22	6,451	MXN	369
4.750%, 3/8/44	140		151

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,666)			6,324

MORTGAGE-BACKED SECURITIES—6.1%
Agency—1.5%
FNMA
3.500%, 12/1/42	244		258
3.000%, 3/1/43	417		434
3.000%, 4/1/43	283		294
3.000%, 6/1/43	275		286
4.000%, 10/1/44	272		292
3.500%, 1/1/45	202		214
3.500%, 12/1/45	177		187
3.000%, 2/1/46	337		350

			2,315

Non-Agency—4.6%
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(3)(4)	100		103
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	180		193
15-SFR2, C 144A 4.691%, 10/17/45(4)	205		218
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.198%, 6/25/33(3)	115		110
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	33		33

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$163	$173
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1, AF5A 5.147%, 7/25/35(3)	182	180
05-12, 2A4 5.575%, 2/25/36(3)	160	159
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	375	392
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	58	58
15-A, A1 144A 3.500%, 6/25/58(3)(4)	144	148
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(4)	121	124
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(3)	174	156
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	95	91
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(3)(4)	158	163
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.549%, 8/10/44(3)(4)	160	165
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.506%, 7/25/22(3)(4)	110	104
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3)(4)	130	131
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	57	57
GSR Mortgage Loan Trust 06 -1F, 2A406 - 1F, 2A4 6.000%, 2/25/36	67	58
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	48	49
07-HSA3, AI4 6.110%, 6/25/37(3)	280	276
JP Morgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15 144A 5.363%, 2/11/44(4)	50	47
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	138	145

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(3)	$119	$117
JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(3)(4)	128	130
JPMorgan Chase Mortgage Trust 15-1 AM1, 144A 4.388%, 7/15/46(4)	120	132
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.104%, 2/25/35(3)	104	94
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	228	225
05-2, 2A1 6.000%, 1/25/35	107	111
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	132	129
05-1, 1A5 144A 8.000%, 8/25/34(4)	163	171
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	62	63
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26,C 4.558%, 10/15/48(3)	155	157
Morgan Stanley Capital I Trust 07-IQ14, AM 5.865%, 4/15/49(3)	137	137
Motel 6 Trust 15-MTL6 D 144A 4.532%, 2/5/30(4)	100	100
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	57	56
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	76	76
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	79	81
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	136	136
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(3)	26	26
Sequoia Mortgage Trust
14-4, A6, 144A 3.500%, 11/25/44(3)(4)	139	143
15-1, A1 144A 3.500%, 1/25/45(3)(4)	145	149
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	92	91
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	115	116
15-3, A1B 144A 3.000%, 3/25/54(3)(4)	182	186
15-5, A2, 144A 3.500%, 5/25/55(3)(4)	100	102

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	$113	$113
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	114	113
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	104	103
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	172
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.847%, 11/15/44(3)(4)	150	164
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(3)(4)	98	100

		6,826

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,033)		9,141

ASSET-BACKED SECURITIES—1.5%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(4)	254	253
15-1A, C 144A 3.580%, 6/15/21(4)	400	392
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	49	51
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	140	141
15-A1, C 144A 4.100%, 12/15/20(4)	165	163
15-2A, C 144A 3.900%, 3/15/21(4)	175	172
15-3A, D 144A 6.550%, 10/17/22(4)	155	152
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	238	242
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(4)	130	127
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	210	214
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	103
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	202	196

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,223)		2,206

CORPORATE BONDS AND NOTES—21.4%
Consumer Discretionary—3.2%
Aramark Services, Inc. 144A 4.750%, 6/1/26(4)	85	84

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	$140	$144
Beazer Homes USA Inc. 5.750%, 6/15/19	95	87
Boyd Gaming Corp. 6.875%, 5/15/23	80	86
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	120	120
144A 6.125%, 7/1/22(4)	55	52
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(17)	40	37
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	65
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	95	89
CCO Holdings LLC
144A 5.125%, 5/1/23(4)	70	71
144A 5.750%, 2/15/26(4)	110	114
144A 5.500%, 5/1/26(4)	55	56
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	260	249
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(4)	200	212
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(4)	45	44
DISH DBS Corp. 144A 7.750%, 7/1/26(4)	10	10
Grupo Televisa SAB 4.625%, 1/30/26	200	216
Hanesbrands, Inc.
144A 4.625%, 5/15/24(4)	25	25
144A 4.875%, 5/15/26(4)	50	50
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	65	68
M/I Homes, Inc. 6.750%, 1/15/21	90	90
MDC Holdings, Inc. 5.500%, 1/15/24	155	154
Meritor, Inc. 6.750%, 6/15/21	120	113
MGM Growth Properties Operating Partnership LP 144A 5.625%, 5/1/24(4)	30	32
MGM Resorts International 6.000%, 3/15/23	85	90
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	105	112
MPG Holdco I, Inc. 7.375%, 10/15/22	160	158
New York University 4.142%, 7/1/48	105	108
Newell Rubbermaid, Inc. 144A 5.000%, 11/15/23(4)	25	26
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	25	26
Penn National Gaming, Inc. 5.875%, 11/1/21	85	87
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(4)	95	95

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
QVC, Inc. 5.125%, 7/2/22	$135	$146
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	103
Scientific Games International, Inc.
6.625%, 5/15/21	110	66
144A 7.000%, 1/1/22(4)	110	111
SFR Group SA 144A 6.000%, 5/15/22(4)	215	210
Signet UK Finance plc 4.700%, 6/15/24	165	161
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(4)	150	148
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(4)	120	119
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(4)	95	94
Toll Brothers Finance Corp.
5.625%, 1/15/24	40	42
4.875%, 11/15/25	290	288
TRI Pointe Group, Inc. 5.875%, 6/15/24	165	169
VTR Finance BV 144A 6.875%, 1/15/24(4)	200	200

		4,827

Consumer Staples—0.5%
Constellation Brands, Inc. 4.750%, 12/1/25	35	37
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	100
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	199
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	65
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	45	48
Safeway, Inc. 7.250%, 2/1/31	95	92
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	175	155
US Foods Inc. 144A 5.875%, 6/15/24(4)	25	26
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	97	104

		826

Energy—4.4%
Alberta Energy Co. Ltd. 8.125%, 9/15/30	65	72
Anadarko Petroleum Corp.
4.850%, 3/15/21	30	32
5.550%, 3/15/26	40	44
6.600%, 3/15/46	85	103
Antero Resources Corp. 5.625%, 6/1/23	90	88
Archrock Partners LP ( Archrock Finance Corp.) 6.000%, 10/1/22	150	134
Bill Barrett Corp. 7.625%, 10/1/19	95	78

	PAR VALUE	VALUE
Energy—(continued)
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	$60	$57
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	116
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(4)	145	149
Cimarex Energy Co. 4.375%, 6/1/24	85	89
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	85
Concho Resources, Inc. 5.500%, 4/1/23	55	55
CONSOL Energy, Inc. 5.875%, 4/15/22	65	57
Continental Resources, Inc.
5.000%, 9/15/22	95	93
4.500%, 4/15/23	60	56
Ecopetrol S.A. 5.875%, 9/18/23	125	129
Ecopetrol S.A. 5.375%, 6/26/26	170	165
Enbridge Energy Partners LP 4.375%, 10/15/20	30	31
Encana Corp. 3.900%, 11/15/21	60	58
Energy Transfer Partners LP 5.875%, 1/15/24	180	176
EnQuest plc 144A 7.000%, 4/15/22(4)	200	125
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	90	55
FTS International, Inc. 6.250%, 5/1/22	90	36
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(7)	200	214
Gulfport Energy, Corp. 7.750%, 11/1/20	80	83
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	101
KazMunayGas National Co. 144A 6.375%, 4/9/21(4)	200	220
Kinder Morgan, Inc. 7.750%, 1/15/32	165	185
Laredo Petroleum, Inc. 7.375%, 5/1/22	115	116
Linn Energy LLC 6.500%, 5/15/19(15)	150	27
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	190	213
MPLX LP 144A 4.875%, 12/1/24(4)	225	219
Newfield Exploration Co. 5.375%, 1/1/26	170	165
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	160	146
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	85	94

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	$217	$40
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)(15)	165	31
Parker Drilling Co. (The) 7.500%, 8/1/20	190	145
Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(4)	25	26
Petrobras Global Finance BV
5.375%, 1/27/21	120	111
8.375%, 5/23/21	60	62
8.750%, 5/23/26	40	40
Petroleos de Venezuela SA
8.500%, 11/2/17	60	42
144A 6.000%, 5/16/24(4)	490	175
Petroleos Mexicanos
144A 6.875%, 8/4/26(4)	80	89
6.500%, 6/2/41	195	197
PHI, Inc. 5.250%, 3/15/19	70	65
QEP Resources, Inc.
6.875%, 3/1/21	75	76
5.250%, 5/1/23	65	60
Range Resources Corp. 5.000%, 3/15/23	155	146
Regency Energy Partners LP
5.875%, 3/1/22	75	80
5.000%, 10/1/22	45	46
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200	199
Sabine Oil & Gas Corp. 7.250%, 6/15/19(15)	185	5
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160	162
SM Energy Co. 6.125%, 11/15/22	70	65
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(4)	200	217
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	335	334
TransCanada Trust 5.625%, 5/20/75(3)(6)	175	161
Transocean, Inc.
6.800%, 12/15/16(3)	55	56
6.800%, 3/15/38	45	30
YPF S.A. 144A 8.500%, 3/23/21(4)	95	102

		6,633

	PAR VALUE		VALUE
Financials—5.3%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	$175		$175
Akbank TAS 144A 7.500%, 2/5/18(4)	600	TRY	197
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		267
Ally Financial, Inc.
4.250%, 4/15/21	60		60
5.750%, 11/20/25	115		116
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(4)	200		205
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	200		220
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	190		208
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	90		96
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		203
Bancolombia S.A. 5.125%, 9/11/22	215		219
Bank of America Corp. 4.450%, 3/3/26	245		256
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		213
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	35,000	CLP	54
Citigroup, Inc.
4.600%, 3/9/26	165		174
6.250%, 12/29/49(3)	205		211
Citizens Financial Group, Inc. 5.500% (3)	175		168
Compass Bank 3.875%, 4/10/25	250		240
Corporate Office Properties LP 3.600%, 5/15/23	170		165
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		230
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	120		117
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		205
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		55
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		302
FS Investment Corp. 4.750%, 5/15/22	185		189
General Motors Financial Co., Inc. 4.200%, 3/1/21	135		141
Genworth Holdings, Inc. 4.900%, 8/15/23	105		80
GrupoSura Finance SA 144A 5.500%, 4/29/26(4)	200		209
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	75		75
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
6.000%, 8/1/20	$70		$69
5.875%, 2/1/22	100		95
ICICI Bank Ltd. Dubai 144A 4.000%, 3/18/26(4)	200		203
ING Groep NV 6.000% (3)(6)(8)	200		189
iStar Financial, Inc.
4.875%, 7/1/18	65		63
5.000%, 7/1/19	100		94
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		206
Leucadia National Corp. 5.500%, 10/18/23	70		71
Manulife Financial Corp. 4.150%, 3/4/26	135		145
Morgan Stanley
144A 10.090%, 5/3/17(4)	300	BRL	91
4.350%, 9/8/26	85		89
MPT Operating Partnership LP
6.375%, 3/1/24	15		16
5.500%, 5/1/24	90		92
National Retail Properties, Inc. 4.000%, 11/15/25	45		48
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		250
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205		222
5.625%, 6/15/43(3)(6)	75		78
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(3)(4)(7)	200		197
Select Income REIT 4.500%, 2/1/25	165		162
Springleaf Finance Corp. 5.250%, 12/15/19	75		70
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150		148
Trinity Acquisition plc
3.500%, 9/15/21	10		10
4.400%, 3/15/26	135		141
Voya Financial, Inc. 5.650%, 5/15/53(3)	155		146

			7,945

Health Care—1.6%
AbbVie, Inc. 4.450%, 5/14/46	235		239
Alere, Inc. 144A 6.375%, 7/1/23(4)	65		68
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(4)(12)	27		27
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	35		30
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145		121

	PAR VALUE	VALUE
Health Care—(continued)
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	$100	$99
Endo Finance LLC 144A 6.000%, 7/15/23(4)	140	124
HCA, Inc.
5.375%, 2/1/25	190	195
5.250%, 6/15/26	55	57
IASIS Healthcare LLC 8.375%, 5/15/19	105	101
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(4)(12)	95	95
LifePoint Health, Inc. 144A 5.375%, 5/1/24(4)	35	35
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(4)	125	117
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	75	76
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(4)	10	11
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	80	82
Quorum Health Corp. 144A 11.625%, 4/15/23(4)	65	66
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	115	118
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	167	171
Team Health, Inc. 144A 7.250%, 12/15/23(4)	10	11
Teleflex, Inc. 4.875%, 6/1/26	75	76
Tenet Healthcare Corp.
5.500%, 3/1/19	100	99
4.500%, 4/1/21	90	91
8.125%, 4/1/22	40	41
Universal Health Services, Inc.
144A 4.750%, 8/1/22(4)	30	31
144A 5.000%, 6/1/26(4)	65	65
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	5	4
144A 5.625%, 12/1/21(4)	5	4
144A 7.250%, 7/15/22(4)	105	91

		2,366

Industrials—1.8%
ADT Corp. (The) 6.250%, 10/15/21	135	145
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	72	72
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	140	120

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(4)	$90	$98
Cemex Finance LLC 144A 6.000%, 4/1/24(4)	200	194
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	198	211
99-2, C2 AMBC 6.236%, 3/15/20	95	101
01-1, A1 6.703%, 6/15/21	89	94
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	110
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	175	162
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	145	139
Masco Corp.
5.950%, 3/15/22	130	145
4.450%, 4/1/25	45	47
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	200
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(4)	60	64
Standard Industries, Inc.
144A 5.125%, 2/15/21(4)	5	5
144A 5.500%, 2/15/23(4)	40	41
TransDigm, Inc.
6.000%, 7/15/22	130	131
6.500%, 5/15/25	50	50
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	166	176
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	86	87
United Rentals North America, Inc. 5.500%, 7/15/25	80	79
Wheels Up
16-01, A 0.500%, 6/30/17(3)(16)	55	54
16-01, A 7.500%, 6/30/17(16)	125	124

		2,649

Information Technology—0.6%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.875%, 6/15/21(4)	15	16
144A 5.450%, 6/15/23(4)	30	31
144A 7.125%, 6/15/24(4)	30	31
144A 6.020%, 6/15/26(4)	30	31
144A 8.100%, 7/15/36(4)	30	32

	PAR VALUE	VALUE
Information Technology—(continued)
144A 8.350%, 7/15/46(4)	$30	$32
Flextronics International Ltd. 4.750%, 6/15/25	175	177
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(4)	80	84
NXP BV ( NXP Funding LLC) 144A 4.625%, 6/1/23(4)	200	204
Wesco Distribution Inc. 144A 5.375%, 6/15/24(4)	50	50
Western Digital Corp.
144A 7.375%, 4/1/23(4)	25	27
144A 10.500%, 4/1/24(4)	120	129

		844

Materials—1.7%
Ak Steel Corp. 7.500%, 7/15/23	80	82
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	260	276
ArcelorMittal 6.125%, 6/1/25	175	175
Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 4.625%, 5/15/23(4)	200	197
Berry Plastics Corp. 5.125%, 7/15/23	160	160
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)(6)	205	218
Bluescope Steel Finance Ltd. 144A 6.500%, 5/15/21(4)	100	104
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215	210
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	70
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	75	77
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	60	67
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	55	49
3.875%, 3/15/23	80	70
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	102
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200	205
Methanex Corp. 4.250%, 12/1/24	165	148
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(4)	5	5
Teck Resources Ltd.
144A 8.000%, 6/1/21(4)	15	15
144A 8.500%, 6/1/24(4)	25	26

United States Steel Corp. 7.375%, 4/1/20	17	16
Vale Overseas Ltd. 5.875%, 6/10/21	105	105

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Vedanta Resources plc 144A 6.000%, 1/31/19(4)	$200		$172

			2,549

Telecommunication Services—1.5%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	200		197
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	105
AT&T, Inc.
4.800%, 6/15/44	110		113
5.650%, 2/15/47	55		63
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		217
CenturyLink, Inc. Series Y 7.500%, 4/1/24	105		106
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		168
Frontier Communications Corp.
6.250%, 9/15/21	125		119
10.500%, 9/15/22	40		43
GTH Finance BV 144A 7.250%, 4/26/23(4)	200		209
Neptune Finance Corp. 144A 6.625%, 10/15/25(4)	200		211
Qwest Corp. 7.250%, 9/15/25	80		85
Sprint Communications, Inc. 6.000%, 11/15/22	150		119
Sprint Corp. 7.250%, 9/15/21	105		90
T-Mobile USA, Inc. 6.500%, 1/15/26	75		79
West Corp. 144A 4.750%, 7/15/21(4)	70		70
Windstream Corp.
7.750%, 10/15/20	105		103
7.750%, 10/1/21	160		152

			2,249

Utilities—0.8%
AmeriGas Partners LP 7.000%, 5/20/22	155		164
Electricite de France S.A. 144A 5.250% (3)(4)(6)(8)	240		229
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200		187
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145		166
NRG Yield Operating LLC 5.375%, 8/15/24	70		70
Southern Power Co. 4.150%, 12/1/25	190		206
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	120		106
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	160		153

			1,281

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $33,291)			32,169

	PAR VALUE	VALUE
LOAN AGREEMENTS(3)—3.0%
Consumer Discretionary—0.4%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	$53	$50
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(17)	45	46
Tranche B-4, 9.750%, 3/1/17(17)	40	40
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	73	68
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	48	46
Cengage Learning, Inc. 0.000%, 6/7/23(9)	49	48
El Dorado Resorts, Inc. 4.250%, 7/25/22	39	39
Graton Resort & Casino Tranche B, 6.250%, 9/1/22	49	49
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	109	105
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	28	28
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(16)	77	23
U.S. Farathane LLC 5.750%, 12/23/21	94	95

		637

Consumer Staples—0.3%
Albertson’s LLC Trance B-4 4.500%, 8/25/21	129	129
Coty, Inc. Tranche B-2 3.750%, 10/27/22	22	22
Galleria Co. Tranche B, 3.750%, 1/26/23	44	44
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	170	169
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	76	76

		440

Energy—0.2%
Chelsea Petroleum I LLC Tranche B 5.250%, 10/28/22	145	143
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	94
Seadrill Operating LP 4.000%, 2/21/21	102	46

		283

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	83

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—0.7%
21st Century Oncology, Inc. Tranche B, 7.000%, 4/30/22	$44	$40
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	53	53
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	113	113
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	87	87
CHG Healthcare Services, Inc. 0.000%, 6/7/23(9)	91	91
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	52	50
Horizon Pharma, Inc. 4.500%, 5/7/21	37	36
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	150	150
MMM Holdings, Inc. 9.750%, 12/12/17(16)	48	37
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(16)	35	27
Multiplan, Inc. 5.000%, 6/7/23	44	44
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	97	96
Quorum Health Corp. 6.750%, 4/29/22	49	49
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	122	122

		995

Industrials—0.3%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	68
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	37	36
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	104	104
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	88	88
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	210	202

		498

Information Technology—0.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	51	51
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	37	37
First Data Corp.
Tranche 2021, 4.450%, 3/24/21	204	204
Tranche 2022 B, 4.200%, 7/8/22	157	156
Infinity Acquisition Ltd. 4.250%, 8/6/21	70	67

	PAR VALUE		VALUE
Information Technology—(continued)
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	$127		$118
On Semiconductor 5.250%, 3/31/23	43		43
Presidio, Inc. Refinancing Term, 5.250%, 2/2/22	111		109

			785

Materials—0.3%
Anchor Glass Container Tranche B, 4.750%, 7/1/22	106		106
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	72		70
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	80		77
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	11		11
Platform Speciality Products, 0.000%, 6/7/20(9)	145		143
PolyOne Corp. 3.500%, 11/11/22	48		48
PQ Corp. Tranche B-1, 5.750%, 11/4/22	24		24

			479

Utilities—0.2%
Atlantic Power LP 6.000%, 4/13/23	145		145
NRG Energy, Inc. 0.000%, 6/14/23(9)	145		144

			289

TOTAL LOAN AGREEMENTS (Identified Cost $4,657)			4,489

	SHARES		VALUE
PREFERRED STOCKS—1.1%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	199

Financials—0.8%
Citigroup, Inc. Series J, 7.125%	7,400		213
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	130	(10)	130
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(10)	153
JPMorgan Chase & Co. Series Z, 5.300%(3)	35	(10)	35
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	148
SunTrust Bank, Inc. 5.625%(3)	55	(10)	55
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	173

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
Zions Bancorp. 6.950%(3)	8,300		$249

			1,156

Industrials—0.2%
General Electric Co. Series D, 5.000%(3)	227	(10)	241

TOTAL PREFERRED STOCKS (Identified Cost $1,533)			1,596

COMMON STOCKS—58.0%
Consumer Discretionary—9.7%
Bridgestone Corp. ADR	29,440		470
Ctrip.Com International Ltd. ADR(2)	11,640		480
Five Below, Inc.(2)	29,000		1,346
Fuji Heavy Industries Ltd. ADR	7,290		499
Garmin Ltd.	8,000		339
Harley-Davidson, Inc.	8,000		362
Home Depot, Inc. (The)	10,000		1,277
Mattel, Inc.	11,000		344
McDonald’s Corp.	11,000		1,324
Mohawk Industries, Inc.(2)	7,000		1,328
Omnicom Group, Inc.	4,000		326
RELX plc Sponsored ADR(11)	36,470		682
Scripps Networks Interactive, Inc. Class A	5,000		311
Sony Corp. Sponsored ADR	24,060		706
Target Corp.	19,000		1,327
Time Warner, Inc.	18,000		1,324
Viacom, Inc. Class B	32,000		1,327
WPP plc Sponsored ADR	7,310		764

			14,536

Consumer Staples—5.2%
Archer-Daniels-Midland Co.	32,000		1,372
British American Tobacco plc Sponsored ADR	6,190		802
Heineken NV ADR	16,880		782
Marine Harvest ASA Sponsored ADR	46,420		785
PepsiCo, Inc.	13,000		1,377
Pilgrim’s Pride Corp.	52,000		1,325
Wal-Mart Stores, Inc.	19,000		1,387

			7,830

Energy—3.0%
Carrizo Oil & Gas, Inc.(2)	964		34
Columbia Pipeline Partners LP	39,000		585
Devon Energy Corp.	19,000		689

	SHARES	VALUE
Energy—(continued)
Helmerich & Payne, Inc.	5,000	$336
Newfield Exploration Co.(2)	17,000	751
Schlumberger Ltd.	10,000	791
Statoil ASA Sponsored ADR	39,760	688
Technip SA ADR	41,960	568

		4,442

Financials—6.8%
American International Group, Inc.	8,720	461
Aviva plc Sponsored ADR(11)	46,080	493
BlackRock, Inc.	3,800	1,302
JPMorgan Chase & Co.	22,000	1,367
Lincoln National Corp.	29,000	1,124
Mitsubishi Estate Co. Ltd. ADR	33,460	611
ORIX Corp. Sponsored ADR	10,550	674
Progressive Corp. (The)	38,000	1,273
Prudential Financial, Inc.	17,000	1,213
Unibail-Rodamco SE ADR	17,620	451
Wells Fargo & Co.	27,000	1,278

		10,247

Health Care—7.7%
Abbott Laboratories	33,000	1,297
Allergan plc(2)	4,020	929
Becton, Dickinson & Co.	8,000	1,357
Danaher Corp.	13,000	1,313
Gilead Sciences, Inc.	16,000	1,335
HCA Holdings, Inc.(2)	17,000	1,309
Johnson & Johnson	11,000	1,334
Shire plc ADR	3,710	683
Teva Pharmaceutical Industries Ltd. Sponsored ADR	11,930	599
UnitedHealth Group, Inc.	10,000	1,412

		11,568

Industrials—7.2%
Airbus Group Se ADR	45,300	653
Boeing Co. (The)	10,000	1,299
Eaton Corp. plc	21,000	1,254
Emerson Electric Co.	25,000	1,304
Fluor Corp.	25,000	1,232
General Dynamics Corp.	9,000	1,253
Nidec Corp. Sponsored ADR	41,140	774
Southwest Airlines Co.	31,000	1,216

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
United Parcel Service, Inc. Class B	13,000	$1,400
W.W. Grainger, Inc.	1,500	341

		10,726

Information Technology—11.8%
Alibaba Group Holding Ltd. Sponsored ADR(2)(11)	17,000	1,352
Alphabet, Inc. Class C(2)	1,900	1,315
Analog Devices, Inc.	24,000	1,359
Apple, Inc.	14,000	1,338
Broadcom Ltd.	4,490	698
Check Point Software Technologies Ltd.(2)	5,380	429
Cisco Systems, Inc.	46,000	1,320
Facebook, Inc. Class A(2)	11,000	1,257
Lam Research Corp.	4,000	336
MasterCard, Inc. Class A	14,000	1,233
Microsoft Corp.	26,000	1,330
NXP Semiconductors NV(2)	7,510	588
Paychex, Inc.	22,000	1,309
QUALCOMM, Inc.	24,000	1,286
salesforce.com, Inc.(2)	16,000	1,271
SAP SE Sponsored ADR(11)	8,540	641
Tencent Holdings Ltd. ADR	25,280	581

		17,643

Materials—3.0%
Agnico Eagle Mines Ltd.	19,560	1,047
Alcoa, Inc.	133,000	1,233
Randgold Resources Ltd. ADR	8,840	990
Westrock Co.	33,000	1,283

		4,553

Telecommunication Services—2.9%
KDDI Corp. ADR	67,140	1,017
Nippon Telegraph & Telephone Corp. ADR	15,170	714
Spark New Zealand Ltd. Sponsored ADR	54,100	678
Verizon Communications, Inc.	24,000	1,340
Vodafone Group plc Sponsored ADR	18,000	556

		4,305

Utilities—0.7%
National Grid plc Sponsored ADR	6,640	493

	SHARES	VALUE
Utilities—(continued)
Veolia Environnement S.A. ADR	28,830	$625

		1,118

TOTAL COMMON STOCKS (Identified Cost $75,813)		86,968

EXCHANGE-TRADED FUND—0.9%
Vaneck Vectors Gold Miners(13)	48,000	1,330

TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,153)		1,330

AFFILIATED MUTUAL FUND—1.1%
Virtus Credit Opportunities Fund Class R6(13)	177,261	1,710

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,772)		1,710

TOTAL LONG TERM INVESTMENTS—97.3% (Identified Cost $136,186)		145,982

SECURITIES LENDING COLLATERAL—1.6%
INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.430%)(13)(14)	2,362,620	2,363

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,363)		2,363

TOTAL INVESTMENTS—98.9% (Identified Cost $138,549)		148,345	(1)
Other assets and liabilities, net—1.1%		1,698

NET ASSETS—100.0%		$150,043

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2016.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $23,596 or 15.7% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after June 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	All or a portion of security is on loan.
(12)	100% of the income received was in cash.
(13)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	Security in default, no interest payments are being received.
(16)	Illiquid security.
(17)	Security in default, interest payments are being received during the bankruptcy proceedings.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	71%
Japan	3
United Kingdom	3
Canada	2
China	2
France	2
Netherlands	2
Other	15

Total	100%

† % of total investments as of June 30, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,206	$—	$2,206	$—
Corporate Bonds and Notes	32,169	—	31,986	183
Foreign Government Securities	6,324	—	6,324	—
Loan Agreements	4,489	—	4,425	64
Mortgage-Backed Securities	9,141	—	9,141	—
Municipal Bond	49	—	49	—
Equity Securities:
Affiliated Mutual Fund	1,710	1,710	—	—
Common Stocks	86,968	86,968	—	—
Exchange-Traded Fund	1,330	1,330	—	—
Preferred Stocks	1,596	462	1,134	—
Securities Lending Collateral	2,363	2,363	—	—

Total Investments	$148,345	$92,833	$55,265	$247

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total		Corporate Bonds and Notes		Loan Agreements
Balance as of March 31, 2016	$294		$—		$294
Accrued discount/(premium)	—	(c)	—	(c)	—	(c)
Realized Gain (loss)	—	(c)	—		—	(c)
Change in unrealized appreciation (depreciation)	23		—	(c)	23
Purchases	302		302		—
Sales(b)	(235)		(124)		(111)
Transfers into Level 3(a)(d)	68		5		63
Transfers from Level 3(a)(d)	(205)		—		(205)

Balance as of June 30, 2016(e)	$247		$183		$64

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.
(e)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Equity Trust (the “Trust”), a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

D. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2016, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Balanced Fund	$14,313	$14,461
Contrarian Value Fund	$5,031	$4,921
Mid-Cap Core Fund	$1,268	$1,268
Mid-Cap Growth Fund	$2,670	$2,705
Quality Large-Cap Value Fund	$1,688	$1,688
Small-Cap Core Fund	$24,260	$23,675
Small-Cap Sustainable Growth Fund	$13,774	$13,315
Strategic Growth Fund	$20,531	$20,550
Tactical Allocation Fund	$2,338	$2,363

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2016, the Balanced Fund and Tactical Allocation Fund aggregate values of illiquid securities were $725 and $265, or 0.2% and 0.2% of the Fund’s net assets, respectively. These securities have been identified on the Schedule of Investments.

At June 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At June 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Balanced Fund	$457,876	$48,811	$(10,877)	$37,934
Contrarian Value Fund	180,520	83,530	(22,820)	60,710
Growth & Income Fund – Investments (Including Purchased Options)	152,835	3,600	(290)	3,310
Growth & Income Fund – Written Options	(598)	519	(19)	500
Mid-Cap Core Fund	45,208	4,592	(1,486)	3,106
Mid-Cap Growth Fund	65,543	25,847	(4,421)	21,426
Quality Large-Cap Value Fund	49,701	17,409	(754)	16,655
Quality Small-Cap Fund	192,161	72,568	(5,123)	67,445
Small-Cap Core Fund	295,100	88,830	(22,939)	65,891
Small-Cap Sustainable Growth Fund	232,769	49,881	(6,828)	43,053
Strategic Growth Fund	296,799	149,121	(9,942)	139,179
Tactical Allocation Fund	138,854	15,068	(5,577)	9,491

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    8/29/16

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    8/29/16

* Print the name and title of each signing officer under his or her signature.